Stock Based Compensation	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Stock Based Compensation
21.	Stock Based Compensation
The Company’s stock based compensation consists of share purchase options (Note 20.2), restricted share units (Note 20.3) and performance share units (Note 21.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

20.1.	Performance Share Units (“PSUs”)
The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of gold and silver.
Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
During the three months ended June 30, 2020, the Company did not issue any PSUs (six months - 193,830 PSUs). For the comparable period of the previous year, the Company issued 2,850 PSUs (six months - 191,410 PSUs).
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2019 to June 30, 2020 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2019	655,727	$10,756
Granted	188,560	-
Accrual related to the fair value of the PSUs outstanding	-	7,124
Foreign exchange adjustment	-	185
Paid	(189,214)	(7,701)
Forfeited	(616)	(15)
At March 31, 2019	654,457	$10,349
Granted	2,850	-
Accrual related to the fair value of the PSUs outstanding	-	2,417
Foreign exchange adjustment	-	148
Paid	(39,836)	(1,624)
Forfeited	(7,629)	-
At June 30, 2019	609,842	$11,290
Accrual related to the fair value of the PSUs outstanding	-	7,633
Foreign exchange adjustment	-	146
Forfeited	(5,150)	-
At December 31, 2019	604,692	$19,069
Granted	193,830	-
Accrual related to the fair value of the PSUs outstanding	-	3,277
Foreign exchange adjustment	-	(1,303)
At March 31, 2020	798,522	$21,043
Accrual related to the fair value of the PSUs outstanding	-	10,097
Foreign exchange adjustment	-	395
Paid	(193,716)	(10,965)

At June 30, 2020	604,806	$20,570
A summary of the PSUs outstanding at June 30, 2020 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2020	PSU Liability at Jun 30, 2020
2017	2020	10,426	$42.32	200%	96%	$846
2018	2021	213,820	$41.97	199%	76%	13,509
2019	2022	186,730	$41.16	166%	42%	5,379
2020	2023	193,830	$40.61	110%	10%	836
		604,806				$20,570